Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 18, 2024
Entity Registrant Name	dei_EntityRegistrantName	FORUM FUNDS II
Entity Central Index Key	dei_EntityCentralIndexKey	0001576367
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 18, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2024
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BAYWOOD SOCIALLYRESPONSIBLE FUND BAYWOOD VALUEPLUS FUND (the “Funds”) Supplement dated September 18, 2024 to the Prospectus dated February 1, 2024
Baywood ValuePlus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	1.Effective September 1, 2024, the section entitled “Performance Information” beginning on page 4 of the Baywood ValuePlus Fund prospectus is hereby deleted in its entirety and replaced with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.baywoodfunds.com or by calling (855) 409-2297 (toll free).

A collective investment trust managed by the Fund’s Advisor and portfolio management team (“Predecessor Fund”) was reorganized into the Fund on the date the Fund commenced operations (i.e., on December 1, 2013). The collective investment trust had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The collective investment trust, however, was not registered as an investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”), and the collective investment trust was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund’s performance for periods prior to the commencement of operations is that of the Institutional Shares of the collective investment trust, which commenced operations on May 2, 2011. The performance of the collective investment trust has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to the Fund. If the performance of the collective investment trust had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 409-2297
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.baywoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 18.39% for the quarter ended December 31, 2020, and the lowest return was -30.14% for the quarter ended March 31, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.

Morningstar US Large Value TR Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s proprietary index methodology.

Morningstar US Market TR Index is a diversified, broad-market index that targets 97% market capitalization coverage of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Baywood ValuePlus Fund | Morningstar US Market TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.44%
5 Years	rr_AverageAnnualReturnYear05	15.25%
10 Years	rr_AverageAnnualReturnYear10	11.60%
Since Inception	rr_AverageAnnualReturnSinceInception	10.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2008
Baywood ValuePlus Fund | Morningstar US Large Value TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	11.22%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2008
Baywood ValuePlus Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2014	rr_AnnualReturn2014	8.12%
Annual Return 2015	rr_AnnualReturn2015	(4.53%)
Annual Return 2016	rr_AnnualReturn2016	17.60%
Annual Return 2017	rr_AnnualReturn2017	16.13%
Annual Return 2018	rr_AnnualReturn2018	(10.22%)
Annual Return 2019	rr_AnnualReturn2019	23.53%
Annual Return 2020	rr_AnnualReturn2020	0.53%
Annual Return 2021	rr_AnnualReturn2021	22.00%
Annual Return 2022	rr_AnnualReturn2022	4.22%
Annual Return 2023	rr_AnnualReturn2023	11.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.14%)
1 Year	rr_AverageAnnualReturnYear01	11.30%	[2]
5 Years	rr_AverageAnnualReturnYear05	11.94%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.32%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2008
Baywood ValuePlus Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	10.56%
10 Years	rr_AverageAnnualReturnYear10	6.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2008
Baywood ValuePlus Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.71%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2008
Baywood SociallyResponsible Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	2.Effective September 1, 2024, the section entitled “Performance Information” beginning on page 10 of the Baywood SociallyResponsible Fund prospectus is hereby deleted in its entirety and replaced with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.baywoodfunds.com or by calling (855) 409-2297 (toll free).

The returns presented for the Fund prior to January 8, 2016 reflect the performance of the City National Rochdale Socially Responsible Equity Fund, a series of the City National Rochdale Funds (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all the assets, subject to liabilities, of the Predecessor Fund, effective as of the close of business on January 8, 2016.

The Predecessor Fund was sub-advised by the Fund’s advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Fund. The Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines, and restrictions. The Predecessor Fund was created for purposes entirely unrelated to the establishment of a performance record. The Predecessor Fund qualified since its inception, and the Fund intends to continue to qualify each year, for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 409-2297
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.baywoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 20.44% for the quarter ended December 31, 2020, and the lowest return was -30.47% for the quarter ended March 31, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.

Morningstar US Large Value TR Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s proprietary index methodology.

Morningstar US Market TR Index is a diversified, broad-market index that targets 97% market capitalization coverage of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Baywood SociallyResponsible Fund | Morningstar US Market TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.44%
5 Years	rr_AverageAnnualReturnYear05	15.25%
10 Years	rr_AverageAnnualReturnYear10	11.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Baywood SociallyResponsible Fund | Morningstar US Large Value TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	11.22%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Baywood SociallyResponsible Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2014	rr_AnnualReturn2014	6.28%
Annual Return 2015	rr_AnnualReturn2015	(9.90%)
Annual Return 2016	rr_AnnualReturn2016	14.12%
Annual Return 2017	rr_AnnualReturn2017	16.73%
Annual Return 2018	rr_AnnualReturn2018	(12.68%)
Annual Return 2019	rr_AnnualReturn2019	26.56%
Annual Return 2020	rr_AnnualReturn2020	4.23%
Annual Return 2021	rr_AnnualReturn2021	26.88%
Annual Return 2022	rr_AnnualReturn2022	(0.72%)
Annual Return 2023	rr_AnnualReturn2023	12.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.47%)
1 Year	rr_AverageAnnualReturnYear01	12.71%	[3]
5 Years	rr_AverageAnnualReturnYear05	13.37%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.63%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Baywood SociallyResponsible Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.61%
5 Years	rr_AverageAnnualReturnYear05	12.45%
10 Years	rr_AverageAnnualReturnYear10	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Baywood SociallyResponsible Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.24%
5 Years	rr_AverageAnnualReturnYear05	10.58%
10 Years	rr_AverageAnnualReturnYear10	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005

[1]	Institutional Shares commenced operations on May 2, 2011. Performance for the period is a blended average annual return which includes the returns of Investor Shares (inception date June 27, 2008) prior to the commencement of operations of Institutional Shares.
[2]	Effective August 16, 2019, Investor shares were converted, without any fee, load, or charge to shareholders, to shares of the Fund’s Institutional Class.
[3]	Effective August 16, 2019, Investor shares were converted, without any fee, load, or charge to shareholders, to shares of the Fund’s Institutional Class.